The Alger Institutional Funds (the “Trust”)

•     Alger Capital Appreciation Focus Fund

Incorporated herein by reference is a supplement to the Trust’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 25, 2013 (SEC Accession No. 0001104659-13-071927).